EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Schedule of Shares Outstanding
The following shows the evolution of the share options for the years ended at December 31, 2021 and 2020:

	As of December 31, 2021		As of December 31, 2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Balance at the beginning of year	857,643	31.57	1,051,602	31.82
Forfeited during the year	—	—	(18,687)	40.57
Exercised during the year	(213,686)	30.93	(175,272)	33.24
Balance at end of year	643,957	31.79	857,643	31.57
The following shows the evolution of the RSUs for the years ended at December 31, 2021 and 2020:

	As of December 31, 2021		As of December 31, 2020
	Number of RSU	Weighted average grant price	Number of RSU	Weighted average grant price

Balance at the beginning of year	664,345	101.25	624,896	64.05
RSU granted during the year	168,669	276.51	309,384	147.22
Forfeited during the year	(18,130)	111.37	(50,888)	98.18
Issued during the year	(235,392)	89.18	(219,047)	59.37
Balance at end of year	579,492	164.73	664,345	101.25
25.2 - Share options exercised and RSU vested during the year:

	As of December 31, 2021		As of December 31, 2020
	Number of options exercised	Exercise price	Number of options exercised	Exercise price

Granted in 2014	33,687	10.00	3,826	10.00
Granted in 2015	37,409	28.31	37,706	28.31
Granted in 2015	4,000	34.20	—	34.20
Granted in 2015	—	29.34	1,001	29.34
Granted in 2016	30,000	29.01	34,146	29.01
Granted in 2016	52,840	32.36	47,343	32.36
Granted in 2017	10,000	38.16	20,000	38.16
Granted in 2017	—	36.30	7,500	36.30
Granted in 2018	5,000	44.97	5,000	44.97
Granted in 2018	38,250	46.00	13,750	46.00
Granted in 2018	1,500	50.92	1,500	50.92
Granted in 2018	—	55.07	2,500	55.07
Granted in 2019	1,000	52.10	1,000	52.10
Balance at end of the year	213,686		175,272
The following tables summarizes the RSU vested during the years 2021 and 2020:

	December 31, 2021		December 31, 2020
	Number of RSUs vested	Grant price	Number of RSUs vested	Grant price

Granted in 2017	500	36.30	500	36.30
Granted in 2017	—	37.00	45,242	37.00
Granted in 2017	1,625	42.00	1,625	42.00
Granted in 2018	89,617	46.00	91,658	46.00
Granted in 2018	1,000	55.07	1,000	55.07
Granted in 2018	1,000	52.74	1,000	52.74
Granted in 2018	2,500	50.92	2,500	50.92
Granted in 2019	600	52.10	600	52.10
Granted in 2019	66,318	87.44	69,392	87.44
Granted in 2019	1,000	94.93	1,000	94.93
Granted in 2019	750	103.75	750	103.75
Granted in 2020	3,125	137.57	3,125	137.57
Granted in 2020	—	152.49	655	152.49
Granted in 2020	2,336	104.25	—	104.25
Granted in 2020	41,046	130.99	—	130.99
Granted in 2020	895	140.00	—	140.00
Granted in 2020	740	170.00	—	170.00
Granted in 2020	1,500	184.72	—	184.72
Granted in 2020	18,408	189.53	—	189.53
Granted in 2021	57	213.57	—	213.57
Granted in 2021	2,375	232.11	—	232.11
Balance at end of the year	235,392		219,047

Schedule of Shares Granted
The following tables summarizes the RSU at the end of the year:

Grant date	Grant price ($)	Number of Restricted Stock Units	Fair value at grant date ($)	Expense as of December 31, 2021 ($) (*)

2017	from 36.30 to 42.00	—	—	16

2018	from 46.00 to 55.07	83,567	3,887	5,427

2019	from 52.10 to 103.75	129,716	11,337	6,421

2020	from 104.25 to 189.53	198,016	29,912	18,864

2021	from 184.00 to 328.96	157,169	43,192	6,966

Subtotal		568,468	88,328	37,694

Non employees RSU

2020	from 104.25 to 189.53	3,750	711	565

2021	from 184.00 to 328.96	7,274	2,068	386

Subtotal		11,024	2,779	951
Total		579,492	91,107	38,645
The following tables summarizes the share options at the end of the year:

Grant date	Exercise price ($)	Number of stock options	Number of stock options vested as of December 31, 2021	Fair value at grant date ($)	Fair value vested ($)	Expense as of December 31, 2021 (*)

2014	10.00	70,313	70,313	236	236	—

2015	from 28.31 to 34.20	135,007	135,007	940	940	—

2016	from 29.01 to 39.37	283,887	283,887	2,225	2,225	—

2017	from 36.30 to 38.16	7,500	7,500	64	64	198

2018	from 44.97 to 55.07	118,250	71,750	2,400	1,461	3,019

2019	52.10	2,000	—	45	—	110

Subtotal		616,957	568,457	5,910	4,926	3,327

Non employees stock options

2016	from 29.01 to 39.37	27,000	27,000	248	248	—

Subtotal		27,000	27,000	248	248	—
Total		643,957	595,457	6,158	5,174	3,327

(*) Includes social security taxes.
Schedule of Fair Value of Shares Exercised
The Company estimated the following assumptions for the calculation of the fair value of the share options:

Assumptions	Granted in 2019 for 2014 plan
Stock price	52.10
Expected option life	6 years
Volatility	40%
Risk-free interest rate	3.10%